UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-22927

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road

Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel E. Draper

President

3500 Lacey Road

Downers Grove, IL 60515

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-983-0903

Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments as of July 31, 2016 is set forth below.

Consolidated Schedule of Investments(a)

PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio (PDBC)

July 31, 2016

(Unaudited)

Principal Amount		Value
	Federal Home Loan Bank(b) - 7.5%
	Discount Notes - 7.5%
$11,922,000	0.400%, 08/01/16	$11,922,000
18,000,000	0.500%, 09/19/16	17,994,096

	Total Federal Home Loan Bank (Cost $29,909,739)	29,916,096

	U.S. Treasury Bills(b) - 67.9%
75,000,000	0.195%, 08/04/16(c)	74,999,325
60,000,000	0.302%, 09/01/16	59,989,860
25,000,000	0.335%, 09/01/16(c)	24,995,775
16,000,000	0.290%, 10/27/16	15,990,416
43,000,000	0.375%, 11/03/16(c)	42,970,502
50,000,000	0.300%, 11/17/16	49,961,950

	Total U.S. Treasury Bills (Cost $268,877,594)	268,907,828

Number of Shares
	Money Market Funds(d) - 22.3%
54,468,598	Invesco Premier Portfolio - Institutional Class, 0.36%	54,468,598
32,500,000	Invesco Short - Term Investment Trust - STIC Prime Portfolio - Institutional Class, 0.32%	32,500,000
1,374,952	Invesco Short - Term Investments Company Global Series PLC - US Dollar Liquid Portfolio - Corporate Class, 0.45%	1,374,952

	Total Money Market Funds (Cost $88,343,550)	88,343,550

	Total Investments (Cost $387,130,883)(e) - 97.7%	387,167,474
	Other assets less liabilities - 2.3%	8,945,395

	Net Assets - 100.0%	$396,112,869

Notes to Schedule of Investments:

(a)	The Consolidated Schedule of Investments includes the accounts of the wholly-owned subsidiary. All inter-company accounts and transactions have been eliminated in consolidations.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	All or portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(d)	The security and the Fund are advised by wholly-owned subsidiaries of Invesco Ltd. and are therefore considered to be affiliated. The rate shown is the 7-day SEC standardized yield as of July 31, 2016.
(e)	At July 31, 2016, cost of investments is the same for tax and financial reporting purposes. The net unrealized appreciation consisted entirely of aggregate gross unrealized appreciation of $36,591.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 - Prices are determined using quoted prices in an active market for identical assets.

Level 2 - Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 - Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2016. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Federal Home Loan Bank Securities	$—	$29,916,096	$—	$29,916,096
U.S. Treasury Securities	—	268,907,828	—	268,907,828
Money Market Funds	88,343,550	—	—	88,343,550
Futures Contracts(a)	9,732,403	—	—	9,732,403

Total Investments	$98,075,953	$298,823,924	$—	$396,899,877

(a)	Unrealized appreciation.

Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of July 31, 2016:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts(a)	$21,345,104	$(11,612,701)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.

Effect of Derivative Investments for the nine months ended July 31, 2016.

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Gain (Loss)
Futures
Realized Gain (Loss):
Commodity risk	$(9,041,499)
Change in Unrealized Appreciation:
Commodity risk	11,074,147

Total	$2,032,648

The table below summarizes the average notional value of futures contracts outstanding during the period.

Average Notional Value
Futures contracts	$265,951,046

PowerShares DB Optimum Yield Diversified Commodity Strategy

July 31, 2016

Open Futures Contracts
	Number of Contracts	Expiration Date/Commitment	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	922	December-2016/Long	$41,093,540	$75,507
Corn	1,176	September-2016/Long	19,668,600	(2,650,244)
Gasoline RBOB	845	December-2016/Long	43,347,486	(441,885)
Gold	298	September-2016/Long	40,238,940	(329,993)
LME Copper	136	February-2017/Long	16,785,800	590,841
LME Primary Aluminum	440	November-2016/Long	18,117,000	757,842
LME Zinc	402	December-2016/Long	22,582,350	4,878,502
Natural Gas	864	September-2016/Long	24,848,640	4,161,887
NY Harbor ULSD	734	June-2017/Long	43,883,658	(5,038,965)
Silver	112	December-2016/Long	11,448,080	2,323,642
Soybean	524	November-2016/Long	26,278,600	1,342,666
Sugar No.11	1,507	October-2016/Long	32,153,352	5,937,116
Wheat	795	July-2017/Long	19,099,875	(3,151,614)
WTI Crude Oil	804	March-2017/Long	36,598,080	1,277,101

Total Futures Contracts - Commodity Risk				$9,732,403

Item 2. Controls and Procedures.

(a)

The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report and have concluded that these controls and procedures are effective.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel E. Draper
Daniel E. Draper
President

Date	9/28/2016

By (Signature and Title)	/s/ Steven Hill
Steven Hill
Treasurer

Date	9/28/2016